Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 22 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Due to subsidiaries, net, on the Condensed Balance Sheets, is comprised of the Parent Company’s net investment deficit in its subsidiaries under the equity method of accounting.

PARENT COMPANY BALANCE SHEETS

	September 30,	September 30,
	2025	2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$5,812	$25,985
Prepayments and other current assets	51,287	23,332
TOTAL CURRENT ASSETS	57,099	49,317

Investments in subsidiaries	9,295,774	668,219
TOTAL ASSETS	$9,352,873	$717,536

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
CURRENT LIABILITIES:
Accrued expenses and other liabilities	$73,524	$-
TOTAL CURRENT LIABILITIES	73,524	-
TOTAL LIABILITIES	73,524	-

SHAREHOLDERS’ EQUITY:
Authorized share capital of $1,000,000 divided into 180,000,000 Class A ordinary shares of $0.005 par value per share and 20,000,000 Class B ordinary shares of $0.005 par value per share; with 8,325,870 and 1,577,944 Class A ordinary shares issued and outstanding as of September 30, 2025 and 2024, respectively; 403,000 Class B ordinary shares issued and outstanding as of September 30, 2025 and 2024
Class A ordinary shares	$41,629	$7,890
Class B ordinary shares	2,015	2,015
Additional paid in capital	32,340,418	19,450,741
Statutory reserves	948,101	1,007,027
Accumulated deficits	(23,570,155)	(18,541,751)
Accumulated other comprehensive loss	(482,659)	(1,208,386)
TOTAL SHAREHOLDERS’ EQUITY	9,279,349	717,536

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$9,352,873	$717,536

PARENT COMPANY STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE(LOSS) INCOME

	For the Years Ended September 30,
	2025	2024	2023
Equity in gain (loss) of subsidiaries	$3,612,264	$(3,529,999)	$(3,684,384)
Change in fair value of convertible note	(536,295)	-	-
Change in fair value of warrants liabilities	(7,387,121)	-	-
General and administration expenses and others	(776,178)	(176,167)	(2,101,927)
NET LOSS	(5,087,330)	(3,706,166)	(5,786,311)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	725,727	12,635	(403,073)
COMPREHENSIVE LOSS	$(4,361,603)	$(3,693,531)	$(6,189,384)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(5,087,330)	$(3,706,166)	$(5,786,311)
Equity in loss of subsidiaries	(3,612,264)	3,529,999	3,684,384
Change in fair value of convertible note	536,295	-	-
Change in fair value of warrants liabilities	7,387,121	-	-
Share based compensations	-	-	1,825,000
Prepayments and other assets	(27,955)	(23,332)	(10,000)
Accrued expenses and other liabilities	73,524	-	-
NET CASH USED IN OPERATING ACTIVITIES	(730,609)	(199,499)	(286,927)

CASH FLOWS FROM INVESTING ACTIVITIES:
(Loan to) payment from subsidiaries	(4,289,564)	(38,999)	533,961
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(4,289,564)	(38,999)	533,961

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible note	5,000,000	-	-
Advance from a related party	-	10,000	2,287
NET CASH PROVIEDED BY FINANCING ACTIVITIES	5,000,000	10,000	2,287

CHANGES IN CASH AND CASH EQUIVALENTS	(20,173)	(228,498)	249,321
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	25,985	254,483	5,162
CASH AND CASH EQUIVALENTS END OF YEAR	$5,812	$25,985	$254,483